Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Receivables Text Block Abstract
Schedule of trade receivables net
	December 31, 2021	December 31, 2020

Customers	971	1,122
Less expected credit loss	(464)	(405)
Total	507	717